SHARE BASED COMPENSATION AND BENEFIT PLANS, Outstanding Stock Option Grants and Related Transactions (Details) - Stock Options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	211,421
Granted (in shares)	0
Exercised (in shares)	(71,799)
Forfeited (in shares)	0
Expired (in shares)	(1,116)
Outstanding, ending balance (in shares)	138,506
Vested and expected to vest, period end (in shares)	138,506
Exercisable, period end (in shares)	138,506
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 6.48
Exercised (in dollars per share) | $ / shares	9.84
Expired (in dollars per share) | $ / shares	22.35
Outstanding, ending balance (in dollars per share) | $ / shares	4.62
Vested and expected to vest, period end (in dollars per share) | $ / shares	4.62
Exercisable, period end (in dollars per share) | $ / shares	$ 4.62
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	3 years 4 days
Vested and expected to vest, weighted-average remaining contractual term	3 years 4 days
Exercisable, weighted-average remaining contractual term	3 years 4 days
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value | $	$ 2,498
Vested and expected to vest, aggregate intrinsic value | $	2,498
Exercisable, aggregate intrinsic value | $	$ 2,498